Going Concern (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 6,372,891		$ (5,427,614)
Stockholders' deficiency	(6,313,603)	$ (4,067,265)	(5,388,058)	$ (4,459,223)	$ (3,375,806)
Cash used in operating activities	$ (697,909)	$ (455,469)	$ (1,087,881)	$ (235,005)